Commitments and Contingencies (Details)	Dec. 31, 2016 USD ($)
London [Member]
Commitments And Contingent Liabilities [Line Items]
2017	$ 128,810
2018	128,810
2019	25,970
Total	283,590
United States [Member]
Commitments And Contingent Liabilities [Line Items]
2017	312,909
2018	330,291
2019	225,297
Total	$ 868,497